Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of reconciliation of income taxes at statutory rates

	2021	2020	2019

Loss for the year	$(23,625,542)	$(13,591,117)	$(7,658,208)

Expected income tax (recovery)	$(6,379,000)	$(3,670,000)	$(2,067,000)
Change in statutory, foreign tax, foreign exchange rates and other	560,000	(117,000)	67,000
Permanent differences	1,098,000	134,000	309,000
Impact of flow through share
Share issue cost	-	(1,248,000)	(50,000)
Impact of convertible debenture	(24,000)	17,000	107,000
Adjust prior years provision vs statutory tax returns and expiry of non-capital losses	(12,000)	208,000
Expiry of non-capital losses	-	-	9,000
Change in unrecognized deductible temporary differences	4,757,000	4,676,000	1,625,000
Total income tax expense (recovery)	$-	$-	$-

Current income tax	$-	$-	$-
Deferred tax recovery	$-	$-	$-

Schedule of deferred tax assets and liabilities

	2021	2020	2019
Deferred tax assets (liabilities)
ROU assets and lease liabilities	$(21,000)	$(9,000)	$(2,000)
Intangible Assets	(527,000)	(141,000)
Convertible Debenture	(717,000)	(87,000)	(321,000)
Non-capital losses	1,265,000	237,000	323,000
Net deferred tax liability	$-	$-	$-

Schedule of temporary differences unused tax credits and unused tax losses
	2021	Expiry Date Range	2020	Expiry Date Range	2019	Expiry Date Range
Temporary Differences
Receivables	$775,000	No expiry date	$775,000	No expiry date	$-	No expiry date
Property, plant, and equipment and intangibles	3,284,000	No expiry date	2,216,000	No expiry date	1,541,000	No expiry date
Financing cost	5,106,000	No expiry date	5,948,000	2040 to 2044	1,376,000	2039 to 2043
Inventory	4,989,000	No expiry date	1,373,000	No expiry date	-	No expiry date
Allowance for doubtful accounts	715,000	No expiry date	714,000	No expiry date	-	No expiry date
Warrant liability	2,177,000	No expiry date
Allowable capital losses	39,000	No expiry date	39,000	No expiry date	38,000	No expiry date
Non-capital losses available for future periods	43,437,000	No expiry date	30,491,000	see below	20,708,000	see below
Canada	25,285,000	2026-2041	18,553,000	2026 to 2040	10,160,000	2026 to 2039
Israel	18,117,000	No expiry date	11,938,000	No expiry date	10,548,000	No expiry date
United States	35,000	No expiry date	-	No expiry date	-	No expiry date